Offerings - Offering: 1	Feb. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.10 per share
Amount Registered | shares	4,106,631
Proposed Maximum Offering Price per Unit	14
Maximum Aggregate Offering Price	$ 57,492,834
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,802.15
Offering Note
(1) The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-283827)
in accordance with Rules 456(b) and 457(r)
under
the Securities Act.